FINANCIAL RISK MANAGEMENT - Undiscounted Contractual Financial Assets and Financial Liabilities Values by Relevant Maturity Groupings (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Leases	€ 168	€ 183
Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	496	663
Financial liabilities	1,351	1,424
Leases	35	37
Less than 1 year | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5	195
Less than 1 year | Interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	78	79
Less than 1 year | Net cash flows from derivative liabilities related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	42	26
Less than 1 year | Trade payables and fixed asset payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,191	1,087
Less than 1 year | Net cash flows from derivative assets related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	31	60
Less than 1 year | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	465	603
Between 1- 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9	12
Financial liabilities	1,075	1,106
Leases	98	99
Between 1- 5 years | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	698	710
Between 1- 5 years | Interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	260	285
Between 1- 5 years | Net cash flows from derivative liabilities related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	19	12
Between 1- 5 years | Trade payables and fixed asset payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Between 1- 5 years | Net cash flows from derivative assets related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9	12
Between 1- 5 years | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Over 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Financial liabilities	1,227	1,227
Leases	86	85
Over 5 years | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,087	1,046
Over 5 years | Interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	54	96
Over 5 years | Net cash flows from derivative liabilities related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Over 5 years | Trade payables and fixed asset payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Over 5 years | Net cash flows from derivative assets related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Over 5 years | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 0	€ 0